UNAUDITED INTERIM CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Treasury shares	Re- measurement	Cash flow hedges	Foreign currency translation reserve	Other reserves	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2022	€ 752	€ 731	€ 3	€ 420		€ 28	€ (10)	€ 41	€ 101	€ 148	€ 21
Net income	54	51								51	3
Other comprehensive income / (loss)	(8)	(7)				2	3	(12)			(1)
Total comprehensive income	46	44				2	3	(12)		51	2
Share-based compensation	10	10							10
Transactions with non-controlling interests	(2)										(2)
Ending balance at Jun. 30, 2023	806	785	3	420		30	(7)	29	111	199	21
Beginning balance at Dec. 31, 2022	752	731	3	420		28	(10)	41	101	148	21
Net income	129	125								125	4
Other comprehensive income / (loss)	(34)	(33)				(14)	6	(25)			(1)
Total comprehensive income	95	92				(14)	6	(25)		125	3
Share-based compensation	20	20							20
Other	0					(1)				1
Transactions with non-controlling interests	(3)										(3)
Ending balance at Dec. 31, 2023	864	843	3	420	€ 0	13	(4)	16	121	274	21
Net income	88	87								87	1
Other comprehensive income / (loss)	47	47				28	(3)	22
Total comprehensive income	135	134				28	(3)	22		87	1
Share-based compensation	12	12							12
Reduction of issued capital	(37)				(37)
Allocation of treasury shares to share-based compensation plan vested	0				27				(27)
Transactions with non-controlling interests	(1)										(1)
Ending balance at Jun. 30, 2024	€ 973	€ 952	€ 3	€ 420	€ (10)	€ 41	€ (7)	€ 38	€ 106	€ 361	€ 21